Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Information On Statement Of Cash Flows
Depreciation and depletion of Property, plant and equipment	$ 14,953	$ 15,306	$ 14,618
Amortization of Intangible assets	134	104	77
Capitalized depreciation	(2,438)	(1,965)	(1,343)
Depreciation of right of use - recovery of PIS/COFINS	(170)	(165)	(134)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 12,479	$ 13,280	$ 13,218